WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
WARRANTS

Note 12. WARRANTS

The Company accounts for Common Stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of Common Stock by the Company are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the condensed consolidated balance sheet at fair value, and changes in fair value during the periods presented in the condensed consolidated statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

As of June 30, 2023, and December 31, 2022, the Company had 4,649,952 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $6.15 and expire at various dates through September 2027. During the six months ended June 30, 2023 and 2022, no warrants were exercised into an equivalent number of Common Shares.

Note 12. WARRANTS

We account for Common Stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of Common Stock by the Company are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the consolidated balance sheet at fair value, and changes in fair value during the periods presented in the consolidated statement of operations, which is revalued at each consolidated balance sheet date subsequent to the initial issuance of the stock warrant.

In September 2022, in connection with our IPO, we issued a total of 1,282,600 Tradeable Warrants, each exercisable for the purchase of one share of Common Stock at an exercise price of $7.35 per share, and 1,282,600 Non-tradeable Warrants, each exercisable for the purchase of one share of Common Stock at an exercise price of $7.656 per share. The Common Stock and the Tradeable Warrants trade on The Nasdaq Capital Market under the symbols “BIAF’ and “BIAFW,” respectively.

Pursuant to the underwriting agreement dated August 31, 2022, (the “Underwriting Agreement”) between the Company and WallachBeth Capital, LLC, as representative of the underwriters (the “Underwriters”), and solely for purposes of covering any over-allotments made in connection with our IPO, we granted the Underwriters an option to purchase up to an additional 192,390 shares of Common Stock at the Offering Price per Unit less $0.02, and/or up to 192,390 Tradeable Warrants at $0.01 per Tradeable Warrant, and/or up to 192,390 Non-tradeable Warrants at $0.01 per Non-tradeable Warrant, or any combination of additional shares of Common Stock, Tradeable Warrants, and Non-tradeable Warrants representing in the aggregate up to 15% of the number of Units sold in the IPO (the “Over-Allotment Option”). The Over-Allotment Option was exercisable for a period of 45 days from the date of our Final Prospectus. The Underwriters exercised a portion of their overallotment option and purchased 110,167 Tradeable Warrants at a purchase price of $0.01 per warrant, and 110,167 non-tradable warrants at a purchase price of $0.01 per warrant.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

In 2022, 1,036,486 warrants were exercised into an equivalent number of Common Shares for proceeds of approximately $7.7 million. During the year ended December 31, 2021, no warrants were exercised into an equivalent number of common shares.

In 2022, the Company issued an additional 226,842 equity-classified Common Stock warrants. Proceeds from the Bridge Notes were allocated to the notes and warrants on a relative fair value basis resulting in a beneficial conversion feature (“BCF”) of $0.5 million and equal to the excess fair value of the Company’s Common Stock over the effective conversion price of the Bridge Notes. The BCF was recorded as a debt discount and is being amortized over the life of the Bridge Notes using the effective interest method. For the year ended December 31, 2022, the Company recognized approximately $2.1 million in interest expense related to the amortization of the debt discount and issuance costs.

From October 2021 through August 2022, the Company issued approximately $2.7 million in convertible promissory notes (“Bridge Notes”), which accrued interest at a rate of 6% per year. Originally, all principal and unpaid interest on the Bridge Notes were due, if not settled prior, on May 31, 2022. See Note 8. Each Bridge Note was issued an accompanying warrant to purchase one share of the Company’s Common Stock for each conversion share based on the principal balance of each Bridge Note at an exercise price equal to $5.25 per share.

In 2021, the Company issued an aggregate of 464,272 equity-classified Common Stock warrants. Proceeds from the Bridge Notes were allocated to the notes and warrants on a relative fair value basis resulting in a BCF of $0.7 million and equal to the excess fair value of the Company’s Common Stock over the effective conversion price of the Bridge Notes. The BCF was recorded as a debt discount and was being amortized over the life of the Bridge Notes using the effective interest method. For the year ended December 31, 2021, the Company recognized $0.5 million in interest expense including the amortization of the debt discount.

In connection with the issuance of the Bridge Notes, the Company amended the 2018 and 2020 Notes whereby upon completion of an IPO, all outstanding principal and interest will convert into shares of the Company’s Common Stock and at $4.20 per share. As an inducement to amending the notes to extend the maturity dates until October 31, 2022, the Company issued 1,419,483 Common Stock warrants with the same terms and conditions as the warrants issued to the Bridge Note holders. The estimated fair value of the warrants was $4.1 million and immediately expensed within the accompanying statement of operations.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions at December 31, 2022:

Exercise price per share of warrant	$5.25
Fair market closing price per share of Common Stock	$4.13
Volatility	107-121%
Expected term (years)	5.0
Risk-free interest rate	1.37-1.62%
Dividend yield	0%

In March 2017, the Company issued an aggregate of 6,428 Common Stock purchase warrants, which are classified as equity. The warrants were issued with an exercise price of $7.00 per share and expire on the tenth anniversary of the issuance date.